CONSOLIDATED BALANCE SHEET	Dec. 31, 2021 USD ($)
Current assets
Cash	$ 288,108
Prepaid expenses and other current assets	570,528
Total Current Assets	858,636
Marketable securities held in Trust Account	231,506,662
TOTAL ASSETS	232,365,298
Current liabilities
Accrued expenses	1,306,281
Total Current Liabilities	1,306,281
Deferred underwriting fee payable	7,982,754
Total Liabilities	9,289,035
Commitments and Contingencies (See Note 6)
Class A common stock subject to possible redemption, 22,807,868 shares at redemption value	231,499,860
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0
Additional paid-in capital	0
Accumulated deficit	(8,424,167)
Total Stockholders' Deficit	(8,423,597)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	232,365,298
Common Class A [Member]
Current liabilities
Class A common stock subject to possible redemption, 22,807,868 shares at redemption value	231,499,860
Stockholders' Deficit
Common stock
Common Class B [Member]
Stockholders' Deficit
Common stock	$ 570